Stockholders' Equity (Details Narrative) (10Q) - USD ($) $ / shares in Units, $ in Thousands			3 Months Ended			9 Months Ended	12 Months Ended
	Sep. 05, 2018	Jul. 24, 2015	Mar. 31, 2019	Sep. 30, 2018	Mar. 31, 2018	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Class of Stock [Line Items]
Proceeds from issuance of common stock					$ 854		$ 3,778	$ 1,179
Number of shares issued in transaction, value							$ 3,000
Preferred stock, shares outstanding
Proceeds from warrants exercised							$ 138	$ 100
Series A Preferred Stock [Member]
Class of Stock [Line Items]
Number of shares issued in transaction, value			$ 1,900				$ 2,300
Preferred stock, shares outstanding	150,000
Proceeds from indebtedness	$ 250
Securities Purchase Agreement [Member] | Lincoln Park Capital Fund LLC [Member]
Class of Stock [Line Items]
Stock issued during period, value, new issues		$ 10,000
Limited liability company description for purchase shares level		The Company had the right to sell to Lincoln Park, and Lincoln Park was obligated to purchase, up to $10.0 million in shares of the Company's common stock, subject to certain limitations, from time to time, over the 36-month period commencing on September 4, 2015.
Number of shares issued during period					1,900,000		1,900,000	300,000
Proceeds from issuance of common stock					$ 854		$ 854	$ 113
Series A Preferred Stock Purchase Agreement [Member] | Specialty Renal Products, Inc. [Member]
Class of Stock [Line Items]
Sale of stock, price per share	$ 5.00
Equity interest	62.50%
Ownership percentage	100.00%
Dividends per share rate	$ 0.40
Series A Preferred Stock Purchase Agreement [Member] | Specialty Renal Products, Inc. [Member] | Entities Controlled by Member of Management [Member]
Class of Stock [Line Items]
Number of shares issued during period	18,000
Series A Preferred Stock Purchase Agreement [Member] | Specialty Renal Products, Inc. [Member] | Holders of Series A Preferred [Member]
Class of Stock [Line Items]
Equity interest	37.50%
Ownership percentage	100.00%
Series A Preferred Stock Purchase Agreement [Member] | Specialty Renal Products, Inc. [Member]
Class of Stock [Line Items]
Number of shares sold during the period	600,000
Number of shares issued in transaction, value	$ 3,000
Transaction-related expenses	$ 30			$ 30		$ 30
Series A Preferred Stock Purchase Agreement [Member] | Specialty Renal Products, Inc. [Member] | Lambda, Majority Shareholder [Member]
Class of Stock [Line Items]
Number of shares issued during period	400,000